UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nierenberg Investment Management Company, Inc.
Address:  19605 NE 8th Street
          Camas, WA 98607

13F File Number:  (Initial filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David N. Nierenberg
Title:  President
Phone:  360-604-8600

Signature, Place, and Date of Signing:

     /s/ DAVID N. NIERENBERG                     March 10, 2004
     -----------------------------         -----------------------------
         David N. Nierenberg                     Camas, WA

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     13
                                        ----------------
Form 13F Information Table Value Total:     $112,735
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                           Form 13F Information Table

ITEM 1                          ITEM 2     ITEM 3       ITEM 4       ITEM 5
Name of Issuer                  Title of   Cusip #      Fair Market  Number of
                                Class                   Value        Shares
                                                        (thousands)

Amedisys Inc                    Common     023436108     22,110       1,458,444
Casa Ole Restaurants Inc        Common     14712P104      3,535         908,800
Columbia Laboratories Inc       Common     197779101      7,580       1,203,200
Denbury Resources Inc           Common     247916208     11,719         842,500
Garden Fresh Restaurants Corp   Common     365235100     14,660         913,400
MedCath Corp                    Common     58404W109      9,541         912,120
Merant Corp                     Common     537336108        301          26,600
Merant PLC Ord                  Common                    8,607       3,679,133
Metallic Ventures Gold Inc      Common                    7,897       1,338,850
Natus Medical Inc               Common     639050103      4,022         959,857
NC Soft                         Common                    5,332         100,000
Pediatric Services of America   Common     705323103      9,923       1,029,330
Superior Energy Services Inc    Common     868157108      7,509         798,800


Item 6
------

Nierenberg Investment Management Company, Inc. has sole investment discretion.

Item 7
------

Not applicable

Item 8
------

Nierenberg Investment Management Company, Inc. has sole voting authority.